STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals) $ in Millions	11 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Equity issuance cost	$ 40.6